Investment in and advances to unconsolidated joint venture (Tables)	12 Months Ended
Mar. 31, 2013
Equity Method Investments and Joint Ventures [Abstract]
Schedule of investment in and advances to unconsolidated joint venture
The condensed financial data for investment in and advances to unconsolidated joint venture is summarized as follows:

		March 31, 2013	March 31, 2012
Current assets		$—	$6,556
Current liabilities		—	10,716
Year ended March 31,	2013	2012	2011
Gross revenues	$1,192	$1,922	$12,196
Gross (profit) loss	(1,192)	(1,922)	2,483
Net (income) loss	(1,192)	(172)	5,440
Equity in (earnings) loss of unconsolidated joint venture	$(596)	$(86)	$2,720